UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                                FORM 13F

                          FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended:  June 30, 2011
           Check here if Amendment [ ]; Amendment Number:____
         This Amendment (Check only one): [ ] is a restatement
                   [ ] adds new holdings entries.

           Institutional Investment Manager Filing this Report:
                   Name:     Knott Asset Management, LLC
                   Address:  43 Thorndike Street.
                             Cambridge, MA 02141

                      Form 13F File Number: 28-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing this Report on Behalf of Reporting Manager:

                       Name:    Daniel Phipps
                       Title:   Chief Operating Officer
                       Phone:   (617) 575-7103

                   Signature, Place, and Date of Signing:

  /s/ Daniel Phipps                Cambridge, MA            August 15, 2011
  -------------------------      --------------------      -----------------
      Daniel Phipps                City, State                   Date


                               Report Type:
                         [X] 13F HOLDINGS REPORT.
                             [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
         List of Other Managers Reporting for this Manager: NONE

                            FORM 13F SUMMARY PAGE

Report Summary:

        Number of Other Included Managers:        0

        Form 13F Information Table Entry Total:   66

        Form 13F Information Table Value Total:   $142,344 (thousands)

List of Other Included Managers: NONE



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


FORM 13F INFORMATION TABLE

FORM 13-F 06/30/2011
REPORTING MANAGER:
KNOTT ASSET MANAGEMENT, LLC

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102     5556   176882 SH       SOLE                   176882
Abbott Laboratories            COM              002824100     5865   111467 SH       SOLE                   111467
Alaska Communications Systems  COM              01167P101       84     9500 SH       SOLE                     9500
                                                                67     7500 SH       OTHER                    7500
Apple Computer Inc.            COM              037833100     6633    19761 SH       SOLE                    19761
                                                               336     1000 SH       OTHER                    1000
Best Buy Company Inc           COM              086516101     5273   167865 SH       SOLE                   167865
BlackRock, Inc.                COM              09247X101     4283    22330 SH       SOLE                    22330
                                                                67      350 SH       OTHER                     350
Bunge Limited                  COM              G16962105     4450    64545 SH       SOLE                    64545
Carnival Corp                  COM              143658300     4563   121260 SH       SOLE                   121260
                                                               132     3500 SH       OTHER                    3500
CenturyLink                    COM              156700106      461    11400 SH       SOLE                    11400
                                                               647    16000 SH       OTHER                   16000
Consol Energy Inc.             COM              20854P109     4783    98660 SH       SOLE                    98660
                                                                97     2000 SH       OTHER                    2000
Danaher Corp                   COM              235851102     3060    57752 SH       SOLE                    57752
                                                               411     7750 SH       OTHER                    7750
Digital Realty Trust Inc.      COM              253868103       31      500 SH       SOLE                      500
                                                               309     5000 SH       OTHER                    5000
Enbridge Energy Partners       COM              29250R106      245     8150 SH       SOLE                     8150
                                                               361    12000 SH       OTHER                   12000
Enterprise Products Part LP    COM              293792107      332     7675 SH       SOLE                     7675
                                                               346     8000 SH       OTHER                    8000
Exxon Mobil Corp.              COM              30231G102     6618    81324 SH       SOLE                    81324
FedEx Corp                     COM              31428X106     4471    47140 SH       SOLE                    47140
                                                                95     1000 SH       OTHER                    1000
Frontier Communications Co     COM              35906A108      190    23500 SH       SOLE                    23500
                                                               242    30000 SH       OTHER                   30000
Gabelli Glo Gold Nat Res Inc   COM              36244N109     1685    94825 SH       SOLE                    94825
                                                              1422    80000 SH       OTHER                   80000
Gilead Sciences Inc            COM              375558103     3950    95379 SH       SOLE                    95379
Gold Miners ETF MV             COM              57060U100     4508    82575 SH       SOLE                    82575
                                                               491     9000 SH       OTHER                    9000
Gold Miners Junior ETF         COM              57060U589     2487    72130 SH       SOLE                    72130
                                                               500    14500 SH       OTHER                   14500
Goldman Sachs Group Inc        COM              38141G104     5260    39521 SH       SOLE                    39521
Google Inc                     COM              38259P508     5829    11511 SH       SOLE                    11511
                                                               329      650 SH       OTHER                     650
GreenHaven Contin. Commodity   COM              395258106      218     6500 SH       OTHER                    6500
Hewlett Packard Co             COM              428236103     2752    75618 SH       SOLE                    75618
Inergy LP                      COM              456615103      253     7150 SH       SOLE                     7150
JPMorgan Chase & Co            COM              46625H100     3969    96946 SH       SOLE                    96946
Landstar System Inc.           COM              515098101     3764    80975 SH       SOLE                    80975
                                                               139     3000 SH       OTHER                    3000
Linn Energy, LLC               COM              536020100      604    15450 SH       SOLE                    15450
                                                              1094    28000 SH       OTHER                   28000
Medco Health Solutions         COM              58405U102     1974    34930 SH       SOLE                    34930
Microsoft Corp                 COM              594918104     4863   187034 SH       SOLE                   187034
Nabors Industries Ltd.         COM              G6359F103     3322   134840 SH       SOLE                   134840
Noble Corp                     COM              H5833N103     3659    92841 SH       SOLE                    92841
Oneok Partners, L.P.           COM              68268N103      107     1250 SH       SOLE                     1250
                                                               793     9300 SH       OTHER                    9300
Potash Corp /Saskatch          COM              73755L107     2910    51060 SH       SOLE                    51060
Qualcomm Inc.                  COM              747525103     4247    74790 SH       SOLE                    74790
                                                               131     2315 SH       OTHER                    2315
Rangold Resources Ltd.         COM              752344309       97     1150 SH       SOLE                     1150
                                                               126     1500 SH       OTHER                    1500
Suncor Energy                  COM              867224107     5083   129995 SH       SOLE                   129995
                                                               239     6125 SH       OTHER                    6125
Teva Pharmaceutical Inds       COM              881624209     4475    92794 SH       SOLE                    92794
Total SA                       COM              89151E109     4304    74417 SH       SOLE                    74417
                                                               318     5500 SH       OTHER                    5500
Visa Inc                       COM              92826C839     5867    69627 SH       SOLE                    69627
Windstream Corporation         COM              97381W104      180    13900 SH       SOLE                    13900
                                                               389    30000 SH       OTHER                   30000


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